UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	December 31

Date of reporting period: 	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Sovereign Investors Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 75.00%                                                                                              $1,009,401,911
(Cost $719,447,207)

Advertising 2.31%                                                                                                     31,128,058
Omnicom Group, Inc. (L)                                                                                  351,650      31,128,058

Aerospace & Defense 3.09%                                                                                             41,523,330
General Dynamics Corp.                                                                                   150,000      16,057,500
United Technologies Corp.                                                                                250,500      25,465,830

Asset Management & Custody Banks 1.62%                                                                                21,774,000
Bank of New York Co., Inc. (The)                                                                         600,000      17,430,000
Northern Trust Corp. (L)                                                                                 100,000       4,344,000

Auto Parts & Equipment 0.83%                                                                                          11,152,000
Johnson Controls, Inc.                                                                                   200,000      11,152,000

Communications Equipment 1.74%                                                                                        23,431,964
Cisco Systems, Inc. (I)(L)                                                                             1,309,780      23,431,964

Computer Hardware 3.22%                                                                                               43,376,374
Dell, Inc. (I)                                                                                           410,000      15,752,200
International Business Machines Corp.                                                                    302,300      27,624,174

Construction & Farm Machinery & Heavy Trucks 1.02%                                                                    13,716,000
Caterpiller, Inc. (L)                                                                                    150,000      13,716,000

Consumer Finance 1.53%                                                                                                20,643,034
American Express Co.                                                                                     401,850      20,643,034

Data Processing & Outsourced Services 1.17%                                                                           15,732,500
Automatic Data Processing, Inc.                                                                          350,000      15,732,500

Diversified Banks 5.55%                                                                                               74,675,092
Bank of America Corp.                                                                                    607,600      26,795,160
U.S. Bancorp.                                                                                            480,100      13,836,482
Wachovia Corp.                                                                                           253,000      12,880,230
Wells Fargo & Co.                                                                                        353,900      21,163,220

Electrical Components & Equipment 1.93%                                                                               25,972,000
Emerson Electric Co.                                                                                     400,000      25,972,000

Food Distributors 1.15%                                                                                               15,508,560
Sysco Corp. (L)                                                                                          433,200      15,508,560

General Merchandise Stores 0.76%                                                                                      10,199,078
Target Corp.                                                                                             203,900      10,199,078

Health Care Equipment 1.72%                                                                                           23,160,342
Medtronic, Inc.                                                                                          454,570      23,160,342

Home Furnishings 1.27%                                                                                                17,076,744
Leggett & Platt, Inc.                                                                                    591,300      17,076,744

Home Improvement Retail 1.72%                                                                                         23,075,778
Lowe's Cos., Inc. (L)                                                                                    404,200      23,075,778

Household Products 2.56%                                                                                              34,442,680
Colgate-Palmolive Co.                                                                                    300,000      15,651,000
Procter & Gamble Co. (The) (L)                                                                           354,560      18,791,680

Hypermarkets & Super Centers 1.43%                                                                                    19,222,196
Wal-Mart Stores, Inc.                                                                                    383,600      19,222,196

Industrial Conglomerates 6.37%                                                                                        85,749,546
3M Co. (L)                                                                                               376,950      32,300,845
General Electric Co.                                                                                   1,068,350      38,524,701
Textron, Inc.                                                                                            200,000      14,924,000

Industrial Gases 2.67%                                                                                                35,986,888
Air Products & Chemicals, Inc.                                                                            50,000       3,164,500
Praxair, Inc. (L)                                                                                        685,800      32,822,388

Industrial Machinery 1.56%                                                                                            21,026,356
Dover Corp. (L)                                                                                          556,400      21,026,356

Integrated Oil & Gas 7.31%                                                                                            98,401,684
BP Plc, American Depositary Receipt (United Kingdom)                                                     451,500      28,173,600
ChevronTexaco Corp. (L)                                                                                  302,300      17,627,113
Exxon Mobil Corp.                                                                                        685,872      40,877,971
Total S.A., American Depositary Receipt (France) (L)                                                     100,000      11,723,000

Investment Banking & Brokerage 3.57%                                                                                  48,093,519
Goldman Sachs Group, Inc. (The) (L)                                                                      253,100      27,838,469
Morgan Stanley                                                                                           353,800      20,255,050

Movies & Entertainment 0.75%                                                                                          10,055,500
Disney (Walt) Co. (The) (L)                                                                              350,000      10,055,500

Multi-Line Insurance 2.96%                                                                                            39,882,597
American International Group, Inc.                                                                       407,720      22,591,765
Hartford Financial Services Group, Inc. (The)                                                            252,200      17,290,832

Other Diversified Financial Services 2.57%                                                                            34,579,398
Citigroup, Inc.                                                                                          769,457      34,579,398

Pharmaceuticals 6.26%                                                                                                 84,308,324
Abbot Laboratories                                                                                       701,700      32,713,254
Johnson & Johnson (L)                                                                                    407,850      27,391,206
Pfizer, Inc.                                                                                             921,350      24,203,864

Soft Drinks 2.23%                                                                                                     29,952,670
PepsiCo, Inc.                                                                                            564,825      29,952,670

Systems Software 2.29%                                                                                                30,769,619
Microsoft Corp.                                                                                        1,273,050      30,769,619

Tobacco 1.84%                                                                                                         24,786,080
Altria Group, Inc.                                                                                       379,050      24,786,080

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 0.51%                                                                                                $6,840,000
(Cost $6,000,000)

Oil & Gas Exploration & Production 0.51%                                                                               6,840,000
Lasmo America Ltd., 8.15%, Ser A (S)                                                       A+             60,000       6,840,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 24.49%                                                                                       $329,644,028
(Cost $329,644,028)

Joint Repurchase Agreement 7.85%                                                                                     105,617,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 03-31-05 due 04-01-05 (secured by U.S.
Treasury Inflation Indexed Bond 3.875% due 04-15-29)                                       2.660         105,617     105,617,000

                                                                                                          Shares
Cash Equivalents 16.64%                                                                                              224,027,028
AIM Cash Investment Trust (T)                                                                         224,027,028    224,027,028

Total investments 100.00%                                                                                         $1,345,885,939


John Hancock

Sovereign Investors Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,840,000 or 0.51% of the Fund's total investments as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $1,055,091,235. Gross unrealized appreciation and depreciation of investments aggregated $298,743,595 and $7,948,891, respectively, resulting in net unrealized appreciation of $290,794,704.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1     3/05
          5/05

JOHN HANCOCK
Balanced Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 16.38%                                                                                                         $21,032,650
(Cost $20,602,767)

Broadcasting & Cable TV 0.81%                                                                                          1,044,638
Comcast Cable Communications, Inc.,
Note                                                                  6.200   11-15-2008   BBB             1,000       1,044,638

Consumer Finance 4.41%                                                                                                 5,661,072
Ford Motor Credit Co.,
Note                                                                  6.500   01-25-2007   BBB-            1,500       1,515,214
Household Finance Corp.,
Sr Note                                                               6.500   01-24-2006   A               2,015       2,058,020
Sr Note                                                               6.400   06-17-2008   A               1,000       1,054,344
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A                                      7.250   04-07-2006   AAA             1,000       1,033,494

Electric Utilities 3.49%                                                                                               4,477,369
Kansas City Power & Light Co.,
Sr Note                                                               6.500   11-15-2011   BBB             1,000       1,084,150
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                               11.750   07-23-2005   BB-             1,290       1,316,321
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B                                       7.500   08-01-2008   BBB-            1,944       2,076,898

Electrical Components & Equipment 1.45%                                                                                1,868,342
AMETEK, Inc.,
Sr Note                                                               7.200   07-15-2008   BBB             1,750       1,868,342

Gas Utilities 0.01%                                                                                                       16,824
Kinder Morgan Energy Partners, L.P.,
Sr Bond                                                               7.750   03-15-2032   BBB+               14          16,824

Health Care Services 1.62%                                                                                             2,080,700
Caremark Rx, Inc.,
Sr Note                                                               7.375   10-01-2006   BBB-            2,000       2,080,700

Multi-Utilities & Unregulated Power 2.04%                                                                              2,614,918
CalEnergy Co., Inc.,
Sr Bond                                                               8.480   09-15-2028   BBB-            2,000       2,614,918

Other Diversified Financial Services 1.74%                                                                             2,235,963
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                             9.000   06-01-2017   BB+             1,000       1,167,700
General Electric Capital Corp.,
Note Ser A                                                            6.125   02-22-2011   AAA             1,000       1,068,263

Paper Products 0.01%                                                                                                       7,890
Norske Skogindustrier ASA
(Norway) (S)                                                          7.625   10-15-2011   BBB-                7           7,890

Regional Banks 0.79%                                                                                                   1,010,970
Greater Bay Bancorp,
Sr Note Ser B                                                         5.250   03-31-2008   BBB-            1,000       1,010,970

Specialized Finance 0.01%                                                                                                 13,964
Principal Life Global Funding I,
Note (S)                                                              6.250   02-15-2012   AA                 13          13,964

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 60.39%                                                                                                 $77,545,013
(Cost $69,372,987)

Apparel Retail 2.93%                                                                                                   3,757,572
Gap, Inc. (The) (L)                                                                                      172,050       3,757,572

Biotechnology 1.02%                                                                                                    1,309,725
Amgen, Inc. (I)                                                                                           22,500       1,309,725

Broadcasting & Cable TV 2.36%                                                                                          3,032,442
News Corp. (Class B) (L)                                                                                 172,200       3,032,442

Communications Equipment 0.40%                                                                                           512,817
Cisco Systems, Inc. (I)                                                                                   28,665         512,817

Computer Hardware 0.57%                                                                                                  731,040
International Business Machines Corp.                                                                      8,000         731,040

Construction & Engineering 0.59%                                                                                         765,021
Chicago Bridge & Iron Co. N.V. (N.Y. Reg Shares)
(Netherlands)                                                                                             17,375         765,021

Consumer Finance 0.61%                                                                                                   778,603
MBNA Corp.                                                                                                31,715         778,603

Diversified Commercial Services 0.68%                                                                                    871,815
Accenture Ltd. (Class A) (Bermuda) (I)                                                                    36,100         871,815

Diversified Metals & Mining 2.14%                                                                                      2,747,944
Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                            69,375       2,747,944

Electric Utilities 6.34%                                                                                               8,142,993
Allegheny Energy, Inc. (I)                                                                               107,250       2,215,785
British Energy Group PLC (United Kingdom) (I)                                                            650,000       3,414,504
Reliant Resources, Inc. (I)                                                                              220,800       2,512,704

Gas Utilities 1.68%                                                                                                    2,154,438
Southern Union Co. (I) (L)                                                                                85,800       2,154,438

Gold 2.08%                                                                                                             2,664,707
Newmont Mining Corp. (L)                                                                                  63,070       2,664,707

Health Care Distributors 0.64%                                                                                           819,175
McKesson Corp.                                                                                            21,700         819,175

Health Care Equipment 1.36%                                                                                            1,742,580
Hospira, Inc. (I)                                                                                         54,000       1,742,580

Home Improvement Retail 0.49%                                                                                            627,990
Lowe's Cos., Inc.                                                                                         11,000         627,990

Household Products 0.28%                                                                                                 359,973
Colgate-Palmolive Co.                                                                                      6,900         359,973

Hypermarkets & Super Centers 0.51%                                                                                       653,195
Costco Wholesale Corp.                                                                                     4,350         192,183
Wal-Mart Stores, Inc.                                                                                      9,200         461,012

Industrial Conglomerates 0.53%                                                                                           685,006
3M Co.                                                                                                     7,994         685,006

Industrial Machinery 0.43%                                                                                               555,086
Illinois Tool Works, Inc.                                                                                  6,200         555,086

Insurance Brokers 4.26%                                                                                                5,470,846
Benfield Group Plc (United Kingdom)                                                                      270,000       1,297,162
Willis Group Holdings Ltd. (Bermuda)                                                                     113,200       4,173,684

Integrated Oil & Gas 3.54%                                                                                             4,548,555
Suncor Energy, Inc. (Canada)                                                                             113,120       4,548,555

Integrated Telecommunication Services 4.90%                                                                            6,292,391
NTL, Inc. (I)                                                                                             46,700       2,973,389
Telewest Global, Inc. (United Kingdom) (I)                                                               150,000       2,668,500
Verizon Communications, Inc. (L)                                                                          18,324         650,502

Investment Banking & Brokerage 1.54%                                                                                   1,975,125
Morgan Stanley                                                                                            34,500       1,975,125

Life & Health Insurance 1.63%                                                                                          2,095,100
Prudential Financial, Inc.                                                                                36,500       2,095,100

Oil & Gas Exploration & Production 5.24%                                                                               6,731,639
Canadian Natural Resources Ltd. (Canada)                                                                  40,950       2,326,779
EnCana Corp. (Canada)                                                                                     50,785       3,576,280
EOG Resources, Inc.                                                                                       17,000         828,580

Other Diversified Financial Services 1.69%                                                                             2,168,580
Citigroup, Inc.                                                                                           48,255       2,168,580

Pharmaceuticals 4.25%                                                                                                  5,454,229
Abbot Laboratories                                                                                        34,000       1,585,080
Johnson & Johnson                                                                                         31,010       2,082,631
Pfizer, Inc.                                                                                              68,006       1,786,518

Precious Metals & Mining 2.06%                                                                                         2,647,305
Apex Silver Mines Ltd. (Caymen Islands) (I) (L)                                                          165,250       2,647,305

Soft Drinks 0.32%                                                                                                        413,210
PepsiCo, Inc.                                                                                              7,792         413,210

Systems Software 1.84%                                                                                                 2,368,781
Microsoft Corp.                                                                                           98,005       2,368,781

Wireless Telecommunication Services 3.48%                                                                              4,467,130
Nextel Communications, Inc. (Class A) (I)                                                                 89,000       2,529,380
NII Holdings, Inc. (I)                                                                                    33,700       1,937,750

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 2.66%                                                                                                $3,420,000
(Cost $3,000,000)

Oil & Gas Exploration & Production 2.66%                                                                               3,420,000
Lasmo America Ltd., 8.15%, Ser A (S)                                                       A+             30,000       3,420,000

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 8.54%                                                                        $10,966,116
(Cost $10,590,925)

Government U.S. 3.22%                                                                                                  4,139,343
United States Treasury,
Bond (L)                                                              6.000   02-15-2026   AAA             1,000       1,143,945
Bond (L)                                                              5.375   02-15-2031   AAA               675         735,671
Note (L)                                                              6.000   08-15-2009   AAA               750         805,957
Note (L)                                                              3.375   09-15-2009   AAA             1,500       1,453,770

Government U.S. Agency 5.32%                                                                                           6,826,773
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   7.500   08-01-2008   AAA                73          75,660
15 Yr Pass Thru Ctf                                                   7.000   07-01-2011   AAA               138         145,270
15 Yr Pass Thru Ctf                                                   6.500   08-01-2016   AAA                48          50,790
15 Yr Pass Thru Ctf                                                   4.500   12-01-2017   AAA               785         769,757
30 Yr Pass Thru Ctf                                                   8.000   01-01-2031   AAA                26          28,035
30 Yr Pass Thru Ctf                                                   7.500   04-01-2031   AAA                29          31,075
30 Yr Pass Thru Ctf                                                   7.000   06-01-2031   AAA                27          29,036
30 Yr Pass Thru Ctf                                                   7.000   06-01-2032   AAA                18          19,324
Note (L)                                                              6.000   05-15-2011   AAA             1,500       1,605,921
Financing Corp.,
Bond Ser E                                                            9.650   11-02-2018   AAA             1,790       2,588,344
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                   9.000   04-15-2021   AAA                 6           6,822
30 Yr Pass Thru Ctf                                                   6.500   04-15-2029   AAA               498         521,559
New Valley Generation II,
Pass Thru Ctf Ser 2001                                                5.572   05-01-2020   AAA               910         955,180

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 12.03%                                                                                        $15,446,906
(Cost $15,446,906)

Joint Repurchase Agreement 4.04%                                                                                       5,182,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 03-31-05
due 04-01-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 04-15-29)                                                          2.660           5,182       5,182,000

                                                                                                          Shares
Cash Equivalents 7.99%                                                                                                10,264,906
AIM Cash Investment Trust (T)                                                                         10,264,906      10,264,906

Total investments 100.00%                                                                                           $128,410,685


John Hancock

Balanced Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,441,854 or 2.68% of the Fund's total investments as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $119,013,585. Gross unrealized appreciation and depreciation of investments aggregated $11,796,649 and $2,399,549, respectively, resulting in net unrealized appreciation of $9,397,100.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1     3/05
          5/05

JOHN HANCOCK
Large Cap Equity Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 4.60%                                                                                                          $27,500,666
(Cost $27,512,545)

Sovereign 4.60%                                                                                                       27,500,666
Canada, Government of,
Treasury Bill (Canada)                                                 Zero   07-28-2005   AAA            25,600      20,981,907
Treasury Bill (Canada)                                                 Zero   08-25-2005   AAA             6,100       4,988,755
Treasury Bill (Canada)                                                 Zero   09-22-2005   AAA             1,875       1,530,004

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 72.06%                                                                                                $430,575,969
(Cost $390,440,604)

Aerospace & Defense 0.12%                                                                                                691,939
Boeing Co. (The)                                                                                           5,150         301,069
Raytheon Co. (L)                                                                                          10,100         390,870

Aluminum 0.00%                                                                                                            24,331
Novelis, Inc. (Canada)                                                                                     1,110          24,331

Apparel Retail 2.92%                                                                                                  17,472,000
Gap, Inc. (The) (L)                                                                                      800,000      17,472,000

Biotechnology 1.50%                                                                                                    8,929,414
Amgen, Inc. (I)                                                                                          153,400       8,929,414

Broadcasting & Cable TV 4.10%                                                                                         24,498,269
DIRECTV Group, Inc. (The) (I)(L)                                                                         847,062      12,214,634
News Corp. (Class B) (L)                                                                                 695,046      12,239,760
Time Warner, Inc. (I)                                                                                      2,500          43,875

Diversified Metals & Mining 2.95%                                                                                     17,650,382
Agnico-Eagle Mines Ltd. (Canada)                                                                         359,000       5,223,450
Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)                                                       305,000      12,081,050
Phelps Dodge Corp.                                                                                         3,400         345,882

Electric Utilities 2.93%                                                                                              17,521,259
Allegheny Energy, Inc. (I)                                                                               330,000       6,817,800
Reliant Energy, Inc. (I)                                                                                 940,550      10,703,459

Electronic Manufacturing Services 4.07%                                                                               24,295,511
British Energy Group Plc (United Kingdom) (I)                                                          4,625,000      24,295,511

Gas Utilities 3.88%                                                                                                   23,179,914
Southern Union Co. (I)(L)                                                                                241,600       6,066,576
Williams Cos., Inc. (The)                                                                                909,800      17,113,338

Gold 4.48%                                                                                                            26,790,725
Newmont Mining Corp. (L)                                                                                 634,100      26,790,725

Health Care Equipment 2.64%                                                                                           15,766,755
Boston Scientific Corp. (I)                                                                              317,950       9,312,755
Hospira, Inc. (I)                                                                                        200,000       6,454,000

Health Care Services 0.41%                                                                                             2,435,729
Caremark Rx, Inc. (I)                                                                                     61,230       2,435,729

Home Improvement Retail 1.38%                                                                                          8,256,016
Home Depot, Inc. (The)                                                                                   215,900       8,256,016

Household Products 0.02%                                                                                                 117,660
Procter & Gamble Co. (The) (L)                                                                             2,220         117,660

Hypermarkets & Super Centers 0.05%                                                                                       275,605
Wal-Mart Stores, Inc.                                                                                      5,500         275,605

Industrial Conglomerates 1.29%                                                                                         7,718,230
Tyco International Ltd. (Bermuda)                                                                        228,350       7,718,230

Insurance Brokers 4.92%                                                                                               29,380,618
Benfield Group Plc (Bermuda)                                                                           2,082,214      10,003,589
Willis Group Holdings Ltd. (Bermuda)                                                                     525,550      19,377,029

Integrated Oil & Gas 4.43%                                                                                            26,467,761
ChevronTexaco Corp.                                                                                        4,400         256,564
ConocoPhillips                                                                                             2,400         258,816
Petro-Canada (Canada)                                                                                      9,900         573,839
Suncor Energy, Inc. (Canada)                                                                             631,150      25,378,542

Integrated Telecommunication Services 1.74%                                                                           10,392,200
Sprint Corp. (L)                                                                                         456,800      10,392,200

Investment Banking & Brokerage 1.09%                                                                                   6,480,348
Citigroup, Inc.                                                                                          144,200       6,480,348

Managed Health Care 1.31%                                                                                              7,836,022
Aetna, Inc.                                                                                              104,550       7,836,022

Multi-Line Insurance 1.79%                                                                                            10,685,010
Prudential Financial, Inc.                                                                               186,150      10,685,010

Oil & Gas Drilling 0.03%                                                                                                 199,034
Rowan Cos., Inc. (I)(L)                                                                                    6,650         199,034

Oil & Gas Exploration & Production 7.02%                                                                              41,933,487
Canadian Natural Resources Ltd.                                                                          123,450       7,014,429
EnCana Corp. (Canada)                                                                                    375,650      26,453,273
Talisman Energy, Inc. (Canada)                                                                           247,900       8,465,785

Pharmaceuticals 3.47%                                                                                                 20,732,738
Novartis AG, American Depositary Receipt (ADR)
(Switzerland)                                                                                             88,970       4,162,017
Pfizer, Inc.                                                                                             306,700       8,057,009
Shire Pharmaceuticals Group Plc (ADR) (United
Kingdom)                                                                                                 248,358       8,513,712

Precious Metals & Minerals 2.46%                                                                                      14,715,171
Apex Silver Mines Ltd. (Cayman Islands) (I)(L)                                                           918,550      14,715,171

Restaurants 1.24%                                                                                                      7,428,447
McDonald's Corp.                                                                                         238,550       7,428,447

Soft Drinks 0.03%                                                                                                        169,166
PepsiCo, Inc.                                                                                              3,190         169,166

Systems Software 1.81%                                                                                                10,823,326
Microsoft Corp.                                                                                          447,800      10,823,326

Telecommunication Services 4.72%                                                                                      28,211,475
NTL, Inc. (I)                                                                                            177,650      11,310,975
Telewest Global, Inc. (I)                                                                                950,000      16,900,500

Wireless Telecommunication Services 3.26%                                                                             19,497,427
Nextel Communications, Inc. (Class A) (I)                                                                438,100      12,450,802
NII Holdings, Inc. (I)                                                                                   122,550       7,046,625

                                                                                                       Number of
Issuer                                                                                                 Contracts           Value
---------------------------------------------------------------------------------------------------------------------------------
Options 1.74%                                                                                                        $10,399,985
(Cost $9,122,669)

Options Purchased 1.74%                                                                                               10,399,985
Analog Devices                                                                                             2,700       1,593,000
Capital One Financial                                                                                      1,850         795,500
Dow Chemical                                                                                               1,075         241,875
Fannie Mae                                                                                                 2,780       3,307,400
Ford Motor Co.                                                                                             6,300       1,165,500
Intel Corp.                                                                                               11,000       1,727,000
S&P 500 Index                                                                                                247         908,960
Target Corp.                                                                                                 750         262,500
Texas Instruments, Inc.                                                                                    2,950         398,250

                                                                              Interest     Maturity    Par value
Issuer, description, maturity date                                            rate (%)     date            ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 21.60%                                                                                       $129,039,988
(Cost $129,039,988)

Joint Repurchase Agreement 3.57%                                                                                      21,346,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 3-31-05
due 4-1-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 4-15-29)                                              2.660        04-01-2005     21,346      21,346,000

                                                                                                          Shares
Cash Equivalents 18.03%                                                                                              107,693,988
AIM Cash Investment Trust (T)                                                                         107,693,988    107,693,988

Total investments 100.00%                                                                                           $597,516,608


John Hancock
Large Cap Equity Fund
Summary of written options outstanding on
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------------------------

                                     Number of       Exercise     Expiration
Name of issuer                       contracts          price           date                Value
CALLS
Tyco International Ltd.                  2,283         $35.00     10-24-2005             $422,355

                                                                                         $422,355

John Hancock

Large Cap Equity Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $556,115,806. Gross unrealized appreciation and depreciation of investments aggregated $59,236,536 and $17,835,734, respectively, resulting in net unrealized appreciation of $41,400,802.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1     3/05
          5/05

JOHN HANCOCK
Small Cap Intrinsic
Value Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Intrinsic Value
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 87.75%                                                                                                  $2,837,252
(Cost $2,892,578)

Construction & Farm Machinery & Heavy Trucks 0.94%                                                                        30,478
ACGO Corp. (I)                                                                                             1,670          30,478

Diversified Chemicals 1.64%                                                                                               52,891
Pioneer Companies, Inc. (I)                                                                                2,330          52,891

Diversified Commercial Services 1.29%                                                                                     41,688
Corrections Corp. of America (I)                                                                           1,080          41,688

Diversified Financial Services 1.99%                                                                                      64,462
Aether Systems, Inc. (I)                                                                                  19,300          64,462

Diversified Metals & Mining 5.86%                                                                                        189,577
Agnico-Eagle Mines Ltd. (Canada)                                                                          10,250         149,137
Massey Energy Co.                                                                                          1,010          40,440

Electric Utilities 4.96%                                                                                                 160,490
Allegheny Energy, Inc. (I)                                                                                 5,000         103,300
El Paso Electric Company (I)                                                                               3,010          57,190

Electrical Components & Equipment 1.05%                                                                                   33,814
Bookham, Inc. (I)(L)                                                                                      10,600          33,814

Environmental Services 6.38%                                                                                             206,325
Clean Harbors, Inc. (I)(L)                                                                                11,250         206,325

Gas Utilities 3.91%                                                                                                      126,303
Southern Union Co. (I)                                                                                     5,030         126,303

Health Care Facilities 4.24%                                                                                             136,890
Kindred Healthcare, Inc. (I)                                                                               3,900         136,890

Health Care Services 0.86%                                                                                                27,921
Magellan Health Services, Inc. (I)                                                                           820          27,921

Home Furnishings 3.74%                                                                                                   120,818
Hunter Douglas N.V. (Netherlands)                                                                          2,391         120,818

Housewares & Specialties 1.72%                                                                                            55,720
Blyth, Inc.                                                                                                1,750          55,720

Insurance Brokers 7.26%                                                                                                  234,827
Benfield Group Plc (United Kingdom)                                                                       23,991         115,260
U.S.I. Holdings Corp. (I)                                                                                 10,150         119,567

Internet Software & Services 9.09%                                                                                       293,987
ActivCard Corp. (I)                                                                                       21,560         136,906
deltathree, Inc. (I)                                                                                      31,700         122,045
Harris Interactive, Inc. (I)                                                                               7,600          35,036

Precious Metals & Minerals 3.96%                                                                                         128,160
Apex Silver Mines Ltd. (Cayman Islands) (I)(L)                                                             8,000         128,160

Publishing 2.19%                                                                                                          70,850
Hollinger International, Inc.                                                                              6,500          70,850

Reinsurance 6.88%                                                                                                        222,274
Endurance Specialty Holdings Ltd. (Bermuda)                                                                1,690          63,950
IPC Holdings Ltd. (Bermuda)                                                                                1,340          52,635
Montpelier Re Holdings Ltd. (Bermuda)                                                                      1,300          45,695
Platinum Underwriters Holdings Ltd. (Bermuda)                                                              2,020          59,994

Systems Software 5.75%                                                                                                   185,852
Aspen Technology, Inc. (I)                                                                                 8,900          50,552
Peregrine Systems, Inc. (I)                                                                                6,600         135,300

Telecommunication Services 7.14%                                                                                         230,843
Arris Group, Inc. (I)                                                                                     20,750         143,382
RCN Corp. (I)                                                                                              4,395          87,461

Trading Companies & Distributors 2.71%                                                                                    87,622
GATX Corp.                                                                                                 2,640          87,622

Wireless Telecommunication Service 4.19%                                                                                 135,460
Leap Wireless International, Inc. (I)                                                                      5,200         135,460

Issuer                                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 12.25%                                                                                           $396,123
(Cost $396,123)

                                                                                                          Shares
Cash Equivalents 12.25%                                                                                                  396,123
AIM Cash Investment Trust (T)                                                                            396,123         396,123

Total investments 100.00%                                                                                             $3,233,375


John Hancock

Small Cap Intrinsic Value

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total invesments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $3,288,701. Gross unrealized appreciation and depreciation of investments aggregated $75,926 and $131,252, respectively, resulting in net unrealized depreciation of $55,326.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1     3/05
          5/05

JOHN HANCOCK
Large Cap Intrinsic
Value Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Intrinsic Value
Securities owned by the Fund on
March 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 4.95%                                                                                                             $147,529
(Cost $148,271)

Foreign Government 4.95%                                                                                                 147,529
Canada, Government of,
Treasury Bill (Canada)                                                 Zero   07-28-2005   AAA               180         147,529

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 55.47%                                                                                                  $1,653,075
(Cost $1,664,146)

Apparel Retail 2.95%                                                                                                      87,797
Gap, Inc. (The)                                                                                            4,020          87,797

Broadcasting & Cable TV 4.76%                                                                                            141,979
DIRECTV Group, Inc. (The) (I)                                                                              4,900          70,658
News Corp. (Class B)                                                                                       4,050          71,321

Diversified Financial Services 1.89%                                                                                      56,175
Citigroup, Inc.                                                                                            1,250          56,175

Diversified Metals & Mining 6.40%                                                                                        190,608
Agnico-Eagle Mines Ltd. (Canada)                                                                           8,200         119,310
Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                             1,800          71,298

Electric Utilities 6.94%                                                                                                 206,854
Allegheny Energy, Inc. (I)                                                                                 1,900          39,254
British Energy Group Plc (United Kingdom) (I)                                                             21,290         111,838
Reliant Energy, Inc. (I)                                                                                   4,900          55,762

Health Care Equipment 2.22%                                                                                               66,153
Hospira, Inc. (I)                                                                                          2,050          66,153

Health Care Services 0.91%                                                                                                27,200
WebMD Corp. (I)                                                                                            3,200          27,200

Insurance Brokers 4.81%                                                                                                  143,399
Benfield Group Plc (United Kingdom)                                                                       12,197          58,598
Willis Group Holdings Ltd. (United Kingdom)                                                                2,300          84,801

Integrated Oil & Gas 2.02%                                                                                                60,315
Suncor Energy, Inc. (Canada)                                                                               1,500          60,315

Life & Health Insurance 2.02%                                                                                             60,270
Prudential Financial, Inc.                                                                                 1,050          60,270

Oil & Gas Refining & Marketing 2.02%                                                                                      60,192
Williams Cos., Inc. (The)                                                                                  3,200          60,192

Oil & Gas Exploration & Production 5.08%                                                                                 151,449
Canadian Natural Resources Ltd. (Canada)                                                                   1,550          88,071
EnCana Corp. (Canada)                                                                                        900          63,378

Pharmaceuticals 1.67%                                                                                                     49,672
Shire Pharmaceuticals Group Plc, American Depositary
Receipt (ADR) (United Kingdom)                                                                             1,449          49,672

Precious Metals & Minerals 2.61%                                                                                          77,697
Apex Silver Mines Ltd. (Cayman Islands) (I) (L)                                                            4,850          77,697

Telecommunication Services 6.35%                                                                                         189,174
NTL, Inc. (I)                                                                                              1,440          91,685
Telewest Global, Inc. (United Kingdom) (I)                                                                 5,480          97,489

Wireless Telecommunication Services 2.82%                                                                                 84,141
Leap Wireless International, Inc. (I)                                                                      3,230          84,141

                                                                   Interest                Credit      Par value
Issuer, description, maturity date                                 rate (%)                rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 39.58%                                                                                         $1,179,315
(Cost $1,179,315)

Government U.S. Agency 36.92%                                                                                          1,100,000
Federal Home Loan Bank,
Disc Note 4-1-05                                                       Zero                AAA             1,100       1,100,000

                                                                                                          Shares
Cash Equivalents 2.66%                                                                                                    79,315
AIM Cash Investment Trust (T)                                                                             79,315          79,315

Total investments 100.00%                                                                                             $2,979,919


John Hancock

Large Cap Intrinsic Value

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $2,991,732. Gross unrealized appreciation and depreciation of investments aggregated $33,686 and $45,499 respectively, resulting in net unrealized depreciation of $11,813.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Large Cap Intrinsic Value Fund.

690Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005